Subsequent Events (Details) - Forecast [Member]	Jul. 11, 2025 $ / shares shares
Prior to Reverse Stock Split [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Existing shares cancelled upon issue of each new share	160
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.001
Shares cancelled against every new shares issued	160
After Reverse Stock Split [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.16
Shares issued upon cancellation of each group of existing shares	1
Shares received for each group of existing shares cancelled	1
After Reverse Stock Split [Member] | ADS [Member]
Subsequent Events (Details) [Line Items]
Exchange rate of new share per each depository share	0.9375